United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-6269

                      (Investment Company Act File Number)


                              Cash Trust Series II
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                             (Registrant's Telephone
                                     Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 5/31/06
                                     -------


                 Date of Reporting Period: Quarter ended 8/31/05
                              ---------------------







Item 1.           Schedule of Investments


MUNICIPAL CASH SERIES II
PORTFOLIO OF INVESTMENTS
August 31, 2005 (unaudited)

       Principal
        Amount                                                                                                    Value

                        SHORT-TERM MUNICIPALS--99.7%(1)
                        Alabama--1.9%
 $      120,000         Abbeville, AL, IDB Monthly VRDNs (Great Southern Wood, Inc.)/(Wachovia Bank
                        N.A. LOC)                                                                          $     120,000
       2,495,000        Birmingham, AL, IDA Weekly VRDNs (Mrs. Strattons Salads, Inc.)/(Wachovia Bank
                        N.A. LOC)                                                                               2,495,000
        765,000         Birmingham, AL, IDA, (Series 1997), Weekly VRDNs (Millcraft, AL,
                        Inc.)/(Regions Bank, Alabama LOC)                                                        765,000
        365,000         Huntsville, AL, IDB, Weekly VRDNs (Giles & Kendall, Inc.)/(Wachovia Bank N.A.
                        LOC)                                                                                     365,000
       1,695,000        Perry County, AL, IDB, (Series 2001), Weekly VRDNs (Alabama Catfish Feedmill
                        LLC)/(Regions Bank, Alabama LOC)                                                        1,695,000
       2,695,000        St. Clair County, AL, IDB, (Series 1993), Weekly VRDNs (Ebsco Industries,
                        Inc.)/(National Australia Bank Ltd., Melbourne LOC)                                     2,695,000
                             TOTAL                                                                              8,135,000
                        Arizona--3.9%
       5,000,000    (2) Maricopa County, AZ, IDA, PUTTERs (Series 420), Weekly VRDNs (Catholic
                        Healthcare West)/(J.P. Morgan Chase & Co. LIQ)/(J.P. Morgan Chase Bank, N.A.
                        LOC)                                                                                    5,000,000
       5,000,000        McAllister Academic Village, AZ, LLC, (Series 2005B), Weekly VRDNs (Arizona
                        State University)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ)                     5,000,000
       1,000,000    (2) Phoenix, AZ, IDA, PT-479, Weekly VRDNs (Sunset Ranch Apartments)/(FHLMC
                        GTD)/(FHLMC LIQ)                                                                        1,000,000
       1,715,000    (2) Pima County, AZ, IDA, FR/RI-L21 (Series 2000), Weekly VRDNs (Tucson Electric
                        Power Co.)/(FSA INS)/(Lehman Brothers, Inc. LIQ)                                        1,715,000
        399,000     (2) Pima County, AZ, IDA, Single Family Mortgage (PA-159), Weekly VRDNs (GNMA
                        COL)/(Merrill Lynch & Co., Inc. LIQ)                                                     399,000
       1,750,000        Tempe, AZ, IDA, (Series 2002C), Weekly VRDNs (Friendship Village of
                        Tempe)/(Lasalle Bank, N.A. LOC)                                                         1,750,000
        700,000         Tucson, AZ, IDA, (Series 1989), Weekly VRDNs (Lincoln Garden Tucson LP)/(FHLMC
                        LOC)                                                                                     700,000
       1,135,000        Tucson, AZ, IDA, MFH Revenue Bonds (Series 2002A), Weekly VRDNs (Quality
                        Apartment Living LLC)/(FNMA LOC)                                                        1,135,000
                             TOTAL                                                                             16,699,000
                        Arkansas--1.2%
       4,100,000        Arkansas Development Finance Authority, (Series 1999A), Weekly VRDNs (Riceland
                        Foods, Inc.)/(BNP Paribas SA LOC)                                                       4,100,000
       1,225,000        Arkansas Development Finance Authority, (Series 2000A), Weekly VRDNs (Riceland
                        Foods, Inc.)/(BNP Paribas SA LOC)                                                       1,225,000
                             TOTAL                                                                              5,325,000
                        California--0.1%
        332,453     (2) Koch Floating Rate Trust (California Non-AMT), (Series 1998-1), Weekly VRDNs
                        (AMBAC INS)/(State Street Bank and Trust Co. LIQ)                                        332,453
                        Colorado--1.3%
       1,060,000        Colorado HFA, (Series 1996), Weekly VRDNs (Neppl-Springs Fabrication)/(U.S.
                        Bank, N.A. LOC)                                                                         1,060,000
       1,560,000        Colorado HFA, (Series 2000A), Weekly VRDNs (New Belgium Brewing Co.,
                        Inc.)/(Wells Fargo Bank, N.A. LOC)                                                      1,560,000
       3,000,000        Denver, CO, City & County Airport Authority, (Series 2004A), Weekly VRDNs (CDC
                        IXIS Financial Guaranty NA INS)/(Bayerische Landesbank GTD LIQ)                         3,000,000
                             TOTAL                                                                              5,620,000
                        Florida--3.9%
       2,885,000    (2) Escambia County, FL, HFA, (Series 2004 FR/RI-L12), Weekly VRDNs (GNMA
                        COL)/(Lehman Brothers Holdings, Inc. LIQ)                                               2,885,000
       4,000,000        Greater Orlando, FL, Aviation Authority Weekly VRDNs (Cessna Aircraft
                        Co.)/(Textron Inc. GTD)                                                                 4,000,000
       4,500,000        Highlands County, FL, Health Facilities Authority, Hospital Revenue Bonds,
                        3.35% TOBs (Adventist Health System/ Sunbelt Obligated Group), Mandatory
                        Tender 9/1/2005                                                                         4,500,000
       5,250,000    (2) Lee County, FL, Solid Waste System, (Series 2003 FR/RI-L24J), Weekly VRDNs
                        (MBIA Insurance Corp. INS)/(Lehman Brothers Holdings, Inc. LIQ)                         5,250,000
                             TOTAL                                                                             16,635,000
                        Georgia--9.0%
       4,000,000        De Kalb Private Hospital Authority, GA, (Series 1994B), Weekly VRDNs (Egleston
                        Children's Hospital at Emory University, Inc.)/(SunTrust Bank LOC)                      4,000,000
       2,000,000        Fulton County, GA, IDA, (Series 1989), Weekly VRDNs (STO Corp.)/(Dresdner Bank
                        AG, Frankfurt LOC)                                                                      2,000,000
       2,500,000        Georgia State Municipal Gas Authority, (Series A), Weekly VRDNs (Bayerische
                        Landesbank GTD, J.P. Morgan Chase Bank, N.A., Landesbank Hessen-Thueringen GTD
                        and Wachovia Bank N.A. LOCs)                                                            2,500,000
       5,000,000        Georgia State Municipal Gas Authority, (Series C), Weekly VRDNs (Bank of
                        America N.A., Bayerische Landesbank GTD, J.P. Morgan Chase Bank, N.A.,
                        Landesbank Hessen-Thueringen GTD and Wachovia Bank N.A. LOCs)                           5,000,000
        580,000         Gwinnett County, GA, Development Authority, (Series 2004), Weekly VRDNs
                        (Pak-Lite, Inc.)/(Wachovia Bank N.A. LOC)                                                580,000
       5,000,000        Kennesaw, GA, Development Authority, (Series 2004), Weekly VRDNs (Lakeside
                        Vista Apartments)/(FNMA LOC)                                                            5,000,000
       5,450,000        Savannah, GA, EDA, (Series 1995A), Weekly VRDNs (Home Depot, Inc.)                      5,450,000
      10,500,000        Savannah, GA, EDA, (Series 2003C), Weekly VRDNs (Marshes of Skidaway
                        Island)/(BNP Paribas SA LOC)                                                           10,500,000
       3,500,000        Savannah, GA, Housing Authority, (Series 2003), Weekly VRDNs (Bradley Pointe
                        Apartments)/(Key Bank, N.A. LOC)                                                        3,500,000
                             TOTAL                                                                             38,530,000
                        Idaho--0.9%
       3,720,000        Minidoka County, ID, IDC, (Series 1998), Weekly VRDNs (Nature's Best Produce,
                        Inc.)/(BNP Paribas SA LOC)                                                              3,720,000
                        Illinois--1.7%
       3,500,000        Aurora City, IL, (Series 2000), Weekly VRDNs (Cleveland Hardware & Forging
                        Co.)/(Fifth Third Bank, Cincinnati LOC)                                                 3,500,000
       1,925,000        Illinois Development Finance Authority IDB, Weekly VRDNs (T&D Investments
                        LLC)/(U.S. Bank, N.A. LOC)                                                              1,925,000
       1,009,000        Peoria, IL, (Series 1996), Weekly VRDNs (J.T. Fennell Co., Inc.)/(J.P. Morgan
                        Chase Bank, N.A. LOC)                                                                   1,009,000
        965,000         Upper Illinois River Valley Development Authority, (Series 2001), Weekly VRDNs
                        (Tri-Con Materials, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)                             965,000
                             TOTAL                                                                              7,399,000
                        Indiana--4.3%
       1,015,000        Carmel, IN, (Series 1996-A), Weekly VRDNs (Telamon Corp.)/(Lasalle Bank, N.A.
                        LOC)                                                                                    1,015,000
       2,380,000        Franklin, IN, Lakeview I Apartments (Series 1994), Weekly VRDNs (Pedcor
                        Investments LP)/(FHLB of Indianapolis LOC)                                              2,380,000
       1,345,000        Huntington, IN, (Series 1998), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo
                        Bank, N.A., Minnesota LOC)                                                              1,345,000
        380,000         Indiana Development Finance Authority, Economic Development Refunding Revenue
                        Bonds Weekly VRDNs (T. M. Morris Manufacturing Co., Inc.)/(J.P. Morgan Chase
                        Bank, N.A. LOC)                                                                          380,000
       4,000,000        Indianapolis, IN, (Series 2004A), Weekly VRDNs (Nora Commons LP)/(Lasalle
                        Bank, N.A. LOC)                                                                         4,000,000
        335,000         Tipton, IN, (Series 1997), Weekly VRDNs (MCJS LLC)/(J.P. Morgan Chase Bank,
                        N.A. LOC)                                                                                335,000
       7,200,000        Whiting, IN, Environmental Facilities Revenue, (Series 2002B) Daily VRDNs (BP
                        Products North America, Inc.)/(BP PLC GTD)                                              7,200,000
       1,595,000        Winamac, IN, (Series 1997), Weekly VRDNs (Pulaski Health Foundation,
                        Inc.)/(Key Bank, N.A. LOC)                                                              1,595,000
                             TOTAL                                                                             18,250,000
                        Iowa--0.2%
        890,000         Iowa Finance Authority, (Series 1998), Weekly VRDNs (Schumacher
                        Elevator)/(Wells Fargo Bank, N.A., Minnesota LOC)                                        890,000
                        Kansas--4.0%
      16,993,000    (2) Clipper Tax-Exempt Certificates Trust (Kansas-AMT),(Series 2005-13), Weekly
                        VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and
                        Trust Co. LIQ)                                                                         16,993,000
                        Kentucky--3.4%
        180,000         Boone County, KY, (Series 1996), Weekly VRDNs (Western States Envelope
                        Co.)/(J.P. Morgan Chase Bank, N.A. LOC)                                                  180,000
       8,500,000        Boyd County, KY, (Series 2003), Weekly VRDNs (Air Products & Chemicals, Inc.)           8,500,000
       2,835,000        Henderson, KY, IDRB, (Series 1998), Weekly VRDNs (Vincent Industrial Plastics,
                        Inc.)/(Fifth Third Bank, Cincinnati LOC)                                                2,835,000
       2,506,000        Kenton County, KY, (Series 1999), Weekly VRDNs (Packaging Un-limited of
                        Northern Kentucky, Inc.)/(National City Bank, Kentucky LOC)                             2,506,000
        300,000         Muhlenberg County, KY, (Series 1997), Weekly VRDNs (Plastic Products
                        Co.)/(Wells Fargo Bank, N.A., Minnesota LOC)                                             300,000
                             TOTAL                                                                             14,321,000
                        Louisiana--0.9%
       4,000,000        Louisiana Local Government Environmental Facilities Community Development
                        Authority, (Series 2004), Weekly VRDNs (The Academy of the Sacred Heart of New
                        Orleans)/(SunTrust Bank LOC)                                                            4,000,000
                        Maryland--1.4%
       3,185,000        Maryland State Economic Development Corp., (Series 1999A), Weekly VRDNs
                        (Victor Graphics, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)            3,185,000
       2,570,000    (2) Montgomery County, MD, Housing Opportunities Commission, (Series 2004
                        FR/RI-L5), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)                            2,570,000
                             TOTAL                                                                              5,755,000
                        Massachusetts--1.5%
       5,000,000        Massachusetts IFA, (Series 1992B), 2.72% CP (New England Power Co.), Mandatory
                        Tender 10/17/2005                                                                       5,000,000
       1,465,000        Pittsfield, MA, 3.875% BANs, 3/15/2006                                                  1,473,562
                             TOTAL                                                                              6,473,562
                        Michigan--0.6%
       2,500,000    (2) Detroit, MI, Economic Development Corp., Resource Recovery (MERLOTS Series
                        2000-A90), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)                            2,500,000
                        Minnesota--0.8%
        445,000         Byron, MN, Weekly VRDNs (Schmidt Printing)/(Wells Fargo Bank, N.A., Minnesota
                        LOC)                                                                                     445,000
       3,000,000        Minnesota State HFA, (Series K), 2.30% TOBs, Mandatory Tender 12/14/2005                3,000,000
                             TOTAL                                                                              3,445,000
                        Mississippi--2.6%
       2,420,000        Mississippi Business Finance Corp., (Series 2000A), Weekly VRDNs (TT&W Farm
                        Products, Inc.)/(Amsouth Bank N.A., Birmingham, AL LOC)                                 2,420,000
       4,710,000    (2) Mississippi Home Corp., Roaring Forks (Series 2001-14), Weekly VRDNs (GNMA
                        COL)/(Bank of New York LIQ)                                                             4,710,000
       1,945,000    (2) Mississippi Home Corp., Roaring Forks (Series 2002-16), Weekly VRDNs (GNMA
                        COL)/(Bank of New York LIQ)                                                             1,945,000
       1,500,000        Mississippi Regional Housing Authorithy No. II, (Series 2000), 3.30% TOBs
                        (Terrace Park Apartments)/(First Tennessee Bank, N.A. LOC), Optional Tender
                        5/1/2006                                                                                1,500,000
        600,000         Senatobia, MS, Weekly VRDNs (Deltona Lighting Products, Inc.)/(Wachovia Bank
                        N.A. LOC) 600,000 TOTAL 11,175,000
                        Missouri--0.1%
        500,000         Kansas City, MO, IDA, (Series 2004B), Weekly VRDNs (The Bishop Spencer Place,
                        Inc.)/(Commerce Bank, N.A., Kansas City LOC)                                             500,000
                        Multi State--10.5%
       1,528,000    (2) BNY Municipal Certificates Trust (Series 2002-BNY1), Weekly VRDNs (Bank of New
                        York LIQ)/(Bank of New York LOC)                                                        1,528,000
       1,000,000    (2) Charter Mac Floater Certificates Trust I, (Nat-2 Series), Weekly VRDNs (MBIA
                        Insurance Corp. INS)/(Bank of America N.A., Bayerische Landesbank GTD, Dexia
                        Credit Local, KBC Bank N.V., Landesbank Baden-Wuerttemberg GTD, Lloyds TSB
                        Bank PLC, London and State Street Bank and Trust Co. LIQs)                              1,000,000
       7,000,000    (2) Charter Mac Floater Certificates Trust I, (Nat-4 Series), Weekly VRDNs (MBIA
                        Insurance Corp. INS)/(Bank of America N.A., Bayerische Landesbank GTD, Dexia
                        Credit Local, KBC Bank N.V., Landesbank Baden-Wuerttemberg GTD, Lloyds TSB
                        Bank PLC, London and State Street Bank and Trust Co. LIQs)                              7,000,000
       8,013,000    (2) Clipper Tax-Exempt Certificates Trust (AMT MultiState),(Series 1999-3), Weekly
                        VRDNs (State Street Bank and Trust Co. LIQ)                                             8,013,000
      19,271,000    (2) Clipper Tax-Exempt Certificates Trust (AMT Multistate),(Series 2002-09),
                        Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and State Street
                        Bank and Trust Co. LIQs)                                                               19,271,000
       3,012,000    (2) Clipper Tax-Exempt Certificates Trust (Multistate-AMT),(Series 2005-1), Weekly
                        VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)                                  3,012,000
       5,000,000    (2) Clipper Tax-Exempt Certificates Trust (Multistate-AMT),(Series 2005-19),
                        Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)                                 5,000,000
                             TOTAL                                                                             44,824,000
                        New Hampshire--1.0%
        423,000         New Hampshire Business Finance Authority, (Series A), Weekly VRDNs (Upper
                        Valley Press)/(Key Bank, N.A. LOC)                                                       423,000
       4,000,000        New Hampshire Business Finance Authority, PCR Bonds (1990 Series A), 2.65% CP
                        (New England Power Co.), Mandatory Tender 9/9/2005                                      4,000,000
                             TOTAL                                                                              4,423,000
                        New Mexico--5.3%
      22,599,417        New Mexico Mortgage Finance Authority, (Series 2005), 3.53375% TOBs (Trinity
                        Plus Funding Co. LLC), Mandatory Tender 3/1/2006                                       22,599,417
                        New York--0.5%
       1,925,000        New York State Dormitory Authority, (Series 2005), Weekly VRDNs (Park Ridge
                        Hospital, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)                                      1,925,000
                        Ohio--18.3%
       2,000,000    (2) ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT),(Series 2004-14), Weekly
                        VRDNs (Columbus, OH City School District)/(FSA INS)/(ABN AMRO Bank NV,
                        Amsterdam LIQ)                                                                          2,000,000
       6,260,000        Akron, Bath & Copley, OH, Joint Township, (Series 2002), Weekly VRDNs (Sumner
                        on Ridgewood, Inc.)/(KBC Bank N.V. LOC)                                                 6,260,000
       1,500,000        Akron, Bath & Copley, OH, Joint Township, (Series 2004B), Weekly VRDNs (Summa
                        Health System)/(J.P. Morgan Chase Bank, N.A. LOC)                                       1,500,000
       1,920,000        Clark County, OH, 2.75% BANs, 2/23/2006                                                 1,922,237
       1,290,000    (2) Cleveland, OH, Airport System, (PT-799), Weekly VRDNs (FSA INS)/(Merrill Lynch
                        & Co., Inc. LIQ)                                                                        1,290,000
       8,555,000        Cuyahoga County, OH, Health Care Facilities, (Series 2001), Weekly VRDNs
                        (Gardens of McGregor & Amasa Stone)/(Key Bank, N.A. LOC)                                8,555,000
       5,490,000        Cuyahoga County, OH, Hospital Authority, (Series 2000), Weekly VRDNs (The
                        Sisters of Charity of St. Augustine Health System, Inc.)/(National City Bank,
                        Ohio LOC)                                                                               5,490,000
       4,000,000        Cuyahoga County, OH, IDA Weekly VRDNs (Prince Plating, Inc.)/(Bank of Nova
                        Scotia, Toronto LOC)                                                                    4,000,000
       6,500,000        Cuyahoga County, OH, (Series 1999), Weekly VRDNs (The Renaissance)/(Lasalle
                        Bank, N.A. LOC)                                                                         6,500,000
       2,750,000        Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997),
                        Weekly VRDNs (Witco Corp.)/(Bank of America N.A. LOC)                                   2,750,000
       3,250,000        Franklin County, OH Revenue, (Series 2000F), Weekly VRDNs (Trinity Healthcare
                        Credit Group)                                                                           3,250,000
       3,790,000        Graham, OH, Local School District, 4.00% BANs, 11/9/2005                                3,797,734
       5,610,000        Hamilton County, OH, Hospital Facilities Authority, (Series B Revenue Bonds),
                        Weekly VRDNs (Health Alliance of Greater Cincinnati)/(MBIA Insurance Corp.
                        INS)/(Credit Suisse, Zurich LIQ)                                                        5,610,000
       2,530,000        Hamilton County, OH, (Series 2000A), Weekly VRDNs (Deaconess Long Term Care,
                        Inc.)/(Lasalle Bank, N.A. LOC)                                                          2,530,000
       1,750,000        Hamilton County, OH, (Series 2004), Weekly VRDNs (Stratford Heights)/(Bank of
                        New York and Citizens Bank of Pennsylvania LOCs)                                        1,750,000
        400,000         Hamilton, OH, Multi-Family Housing, (Series 2003B: Knollwood Crossing II
                        Apartments), Weekly VRDNs (Pedcor Investments-2003-LIX LP)/(FHLB of
                        Indianapolis LOC)                                                                        400,000
       1,500,000        Huber Heights, OH,  IDR Series 1999 Weekly VRDNs (Paxar Corp.)/(SunTrust Bank
                        LOC)                                                                                    1,500,000
        750,000         Medina County, OH, (Series 1998), Weekly VRDNs (Mack Industries,
                        Inc.)/(Huntington National Bank, Columbus, OH LOC)                                       750,000
       1,000,000        Morrow County, OH, 4.00% BANs, 7/18/2006                                                1,008,941
       1,650,000        Muskingum County, OH, 4.00% BANs, 7/18/2006                                             1,666,449
       1,345,000    (2) Ohio HFA, Variable Rate Certificates (Series 2001-I), Weekly VRDNs (GNMA
                        COL)/(Bank of America N.A. LIQ)                                                         1,345,000
       1,210,000        Ohio State Higher Educational Facilities Commission, (Series A), Weekly VRDNs
                        (John Carroll University, OH)/(Allied Irish Banks PLC LOC)                              1,210,000
        980,000         Painesville, OH, (Series 2005-1), 3.25% BANs, 3/23/2006                                  983,448
       1,670,000        Rossford, OH, 4.00% BANs, 6/15/2006                                                     1,682,101
       2,000,000        Toledo-Lucas County, OH, Port Authority, Airport Development Revenue Bonds
                        (Series 1996-1), Weekly VRDNs (Burlington Air Express, Inc.)/(ABN AMRO Bank
                        NV, Amsterdam LOC)                                                                      2,000,000
       5,000,000        Trumbull County, OH, Sewer District, 3.75% BANs, 4/4/2006                               5,027,200
       1,535,000        Union County, OH, 3.20% BANs, 6/7/2006                                                  1,535,000
       1,500,000        Wood County, OH, (Series 1999), Weekly VRDNs (Dowa THT America,
                        Inc.)/(Comerica Bank LOC)                                                               1,500,000
                             TOTAL                                                                             77,813,110
                        Oklahoma--0.5%
       2,000,000        Oklahoma Development Finance Authority, (Series 2003), 2.42% TOBs
                        (ConocoPhillips)/(ConocoPhillips GTD), Mandatory Tender 12/1/2005                       2,000,000
                        Oregon--0.5%
        720,000         Oregon State Economic & Community Development Commission, (Series 191), Weekly
                        VRDNs (Western Oregon Door LLC)/(Wells Fargo Bank, N.A., Minnesota LOC)                  720,000
       1,500,000        Port of Morrow, OR, (Series 2001A), Weekly VRDNs (Threemile Canyon Farms
                        LLC)/(Rabobank Nederland, Utrecht LOC)                                                  1,500,000
                             TOTAL                                                                              2,220,000
                        Pennsylvania--2.1%
       2,270,000        Montgomery County, PA, IDA, (Series 2000), Weekly VRDNs (American Foodservice
                        Corp.)/(Wachovia Bank N.A. LOC)                                                         2,270,000
        345,000         Pennsylvania EDFA, (Series 1998A), Weekly VRDNs (Fourth Generation Realty
                        LLC)/(PNC Bank, N.A. LOC)                                                                345,000
       2,500,000        Pennsylvania EDFA, Wastewater Treatment Refunding Revenue Bonds (Series
                        2004B), Weekly VRDNs (Sunoco, Inc.)                                                     2,500,000
       3,700,000        Philadelphia, PA, (Series A of 2005-2006), 4.00% TRANs, 6/30/2006                       3,736,665
                             TOTAL                                                                              8,851,665
                        Puerto Rico--0.7%
       3,000,000    (2) Puerto Rico Public Finance Corp., PUTTERs (Series 272), Weekly VRDNs (J.P.
                        Morgan Chase Bank, N.A. LIQ)/(J.P. Morgan Chase Bank, N.A. LOC)                         3,000,000
                        South Carolina--2.5%
       1,800,000        Berkeley County, SC, IDB, Weekly VRDNs (Nucor Corp.)                                    1,800,000
       1,000,000        Berkeley County, SC, IDB, (Series 1996A), Weekly VRDNs (Nucor Corp.)                    1,000,000
       8,000,000        Berkeley County, SC, IDB, (Series 1998), Weekly VRDNs (Nucor Corp.)                     8,000,000
                             TOTAL                                                                             10,800,000
                        South Dakota--0.1%
        500,000         South Dakota Housing Development Authority, (2003 Series F), Weekly VRDNs
                        (Landesbank Hessen-Thueringen GTD LIQ)                                                   500,000
                        Tennessee--1.4%
       2,325,000        Hamilton County, TN, IDB, Weekly VRDNs (Pavestone Co.)/(J.P. Morgan Chase
                        Bank, N.A. LOC)                                                                         2,325,000
       3,100,000        Union City, TN, IDB, (Series 1995), Weekly VRDNs (Kohler Co.)/(Wachovia Bank
                        N.A. LOC)                                                                               3,100,000
        400,000         Union County, TN, IDB, (Series 1995), Weekly VRDNs (Cooper Container
                        Corp.)/(SunTrust Bank LOC)                                                               400,000
                             TOTAL                                                                              5,825,000
                        Texas--7.7%
       4,990,000    (2) Bexar County, TX, Housing Finance Corp., PT-2596, Weekly VRDNs (Rosemont
                        Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(WestLB AG GTD LOC)                         4,990,000
       2,500,000        Brazos River Authority, TX, (Series 2001A), Weekly VRDNs (TXU
                        Energy)/(Wachovia Bank N.A. LOC)                                                        2,500,000
       2,100,000        Dalhart, TX, Economic Development Corp., (Series 2005), Weekly VRDNs (DARE
                        Investments)/(Rabobank Nederland, Utrecht LOC)                                          2,100,000
       5,000,000        Gulf Coast, TX, Waste Disposal Authority, Daily VRDNs (BP Amoco Corp)                   5,000,000
       1,800,000        Gulf Coast, TX, Waste Disposal Authority, (Series 1994) Daily VRDNs (BP Amoco
                        Corp)                                                                                   1,800,000
       2,500,000        Gulf Coast, TX, Waste Disposal Authority, (Series 2001) Daily VRDNs (BP Amoco
                        Corp)/(BP PLC GTD)                                                                      2,500,000
       7,140,000        Southeast Texas Housing Finance Corp., Weekly VRDNs (Rosemont at Garth
                        Apartments)/(Wachovia Bank N.A. LOC)                                                    7,140,000
       5,000,000        Texas State Department of Housing & Community Affairs, (Series 2005A), Weekly
                        VRDNs (FSA INS)/(DePfa Bank PLC LIQ)                                                    5,000,000
       1,860,000    (2) Texas State Department of Housing & Community Affairs, MERLOTS (Series
                        2001-A109), 2.22% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender
                        11/16/2005                                                                              1,860,000
                             TOTAL                                                                             32,890,000
                        Virginia--1.4%
       3,000,000        Henrico County, VA, EDA, (Series 2003B), Weekly VRDNs (Westminster-Canterbury
                        of Richmond)/(KBC Bank N.V. LOC)                                                        3,000,000
       3,000,000        James City County, VA, IDA, (Series 1997), Weekly VRDNs (Riverside Health
                        System) 3,000,000 TOTAL 6,000,000
                        Washington--1.2%
       5,000,000    (2) Clark County, WA, Public Utilities District No. 001, MERLOTS (Series
                        2001-A116), 2.11% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender
                        11/10/2005                                                                              5,000,000
                        West Virginia--0.9%
       3,760,000        Ritchie County, WV, IDRB (Series 1996), Weekly VRDNs (Simonton Building
                        Products, Inc.)/(PNC Bank, N.A. LOC)                                                    3,760,000
                        Wisconsin--1.4%
       4,000,000        Combined Locks, WI, Development Revenue Bonds, (Series 1997), Weekly VRDNs
                        (Appleton Papers)/(Lasalle Bank, N.A. LOC)                                              4,000,000
       1,000,000        Wausau, WI, IDA, (Series 2002), Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank
                        of New York LOC)                                                                        1,000,000
        795,000         Wisconsin Housing & EDA, Business Development Revenue Bonds, (Series 1995),
                        Weekly VRDNs (Carlson Tool & Manufacturing Corp.)/(U.S. Bank, N.A. LOC)                  795,000
                             TOTAL                                                                              5,795,000
                             TOTAL INVESTMENTS--99.7%
                             (AT AMORTIZED COST)(3)                                                            424,924,207
                             OTHER ASSETS AND LIABILITIES--NET--0.3%                                              1,305,082
                             TOTAL NET ASSETS--100%                                                         $   426,229,289

================================================================================

           Securities that are subject to the federal alternative minimum tax
           (AMT) represent 67.4% of the portfolio as calculated based upon total portfolio market value.

        1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Rating, are all considered rated in one of the two highest short-term rating categories.
           Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At August 31, 2005, the portfolio securities were rated as follows: Tier Rating Based on Total Market Value

           First Tier     Second Tier
           -------------- --------------
           -------------- --------------

           98.0%          2.0%
           -------------- --------------

        2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At August 31, 2005, these securities amounted to $109,608,453 which represents 25.7% of total net assets.
        3  Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2005.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

AMBAC       --American Municipal Bond Assurance Corporation
AMT         --Alternative Minimum Tax
BANs        --Bond Anticipation Notes
COL         --Collateralized
CP          --Commercial Paper
EDA         --Economic Development Authority
EDFA        --Economic Development Financing Authority
FGIC        --Financial Guaranty Insurance Company
FHLB        --Federal Home Loan Bank
FHLMC       --Federal Home Loan Mortgage Corporation
FNMA        --Federal National Mortgage Association
FSA         --Financial Security Assurance
GNMA        --Government National Mortgage Association
GTD         --Guaranteed
HFA         --Housing Finance Authority
IDA         --Industrial Development Authority
IDB         --Industrial Development Bond
IDC         --Industrial Development Corporation
IDR         --Industrial Development Revenue
IDRB        --Industrial Development Revenue Bond
IFA         --Industrial Finance Authority
INS         --Insured
LIQs        --Liquidity Agreement(s)
LOCs        --Letter(s) of  Credit
MERLOTS     --Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH         --Multi-Family Housing
PCR         --Pollution Control Revenue
PUTTERs     --Puttable Tax-exempt Receipts
TOBs        --Tender Option Bonds
TOPS        --Trust Obligation Participation Securities
TRANs       --Tax and Revenue Anticipation Notes
VRDNs       --Variable Rate Demand Notes



TREASURY CASH SERIES II
PORTFOLIO OF INVESTMENTS
August 31, 2005 (unaudited)

         Principal
          Amount                                                                                                    Value

                            U.S. TREASURY--3.2%
                            U.S. Treasury Notes--3.2%
  $      8,250,000          2.500% - 2.750%, 5/31/2006 - 7/31/2006                                         $      8,180,479

                            REPURCHASE AGREEMENTS--96.9%
        45,000,000          Interest in $750,000,000 joint repurchase agreement 3.55%, dated
                            8/31/2005 under which CIBC World Markets Corp. will repurchase a U.S.
                            Treasury security with a maturity of 5/15/2013 for $750,073,958 on
                            9/1/2005. The market value of the underlying security at the end of the
                            period was $765,004,894.                                                             45,000,000
        14,000,000     (1)  Interest in $750,000,000 joint repurchase agreement 3.51%, dated
                            8/15/2005 under which Credit Suisse First Boston Corp. will repurchase
                            U.S. Treasury securities with various maturities to 4/15/2032 for
                            $753,217,500 on 9/29/2005. The market value of the underlying securities
                            at the end of the period was $781,593,721.                                           14,000,000
        50,000,000          Interest in $2,850,000,000 joint repurchase agreement 3.56%, dated
                            8/31/2005 under which Deutsche Bank Securities, Inc. will repurchase U.S.
                            Treasury securities with various maturities to 2/15/2029 for
                            $2,850,281,833 on 9/1/2005. The market value of the underlying securities
                            at the end of the period was $2,907,288,259.                                         50,000,000
        45,000,000          Interest in $500,000,000 joint repurchase agreement 3.56%, dated
                            8/31/2005 under which HSBC Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 8/15/2025 for $500,049,444 on
                            9/1/2005. The market value of the underlying securities at the end of the
                            period was $510,001,024.                                                             45,000,000
        38,733,000          Interest in $1,300,000,000 joint repurchase agreement 3.56%, dated
                            8/31/2005 under which J.P. Morgan Securities, Inc. will repurchase a U.S.
                            Treasury security with a maturity of   8/15/2008 for $1,300,128,556 on
                            9/1/2005. The market value of the underlying security at the end of the
                            period was $1,326,000,000.                                                           38,733,000
         4,500,000     (1)  Interest in $275,000,000 joint repurchase agreement 3.32%, dated
                            6/22/2005 under which Morgan Stanley & Co., Inc.  will repurchase U.S.
                            Treasury securities with various maturities to 7/15/2014 for $278,119,417 on 10/24/2005. The market value of the underlying securities at the end
                            of the period was $282,310,990.                                                       4,500,000
         4,000,000     (1)  Interest in $250,000,000 joint repurchase agreement 3.20%, dated
                            5/24/2005 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 8/15/2029 for $252,844,444 on
                            9/30/2005. The market value of the underlying securities at the end of
                            the period was $257,998,572.                                                          4,000,000
         7,000,000     (1)  Interest in $473,000,000 joint repurchase agreement 3.20%, dated
                            6/10/2005 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 8/15/2015 for $476,994,222 on
                            9/16/2005. The market value of the underlying securities at the end of
                            the period was $486,454,279.                                                          7,000,000
        10,000,000     (1)  Interest in $425,000,000 joint repurchase agreement 3.51%, dated
                            8/15/2005 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 8/15/2012 for $426,781,813 on
                            9/28/2005. The market value of the underlying securities at the end of
                            the period was $434,252,695.                                                         10,000,000
        30,000,000          Interest in $2,000,000,000 joint repurchase agreement 3.55%, dated
                            8/31/2005 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 7/15/2015 for $2,000,197,222 on
                            9/1/2005. The market value of the underlying securities at the end of the
                            period was $2,040,000,292.                                                           30,000,000
                                 TOTAL REPURCHASE AGREEMENTS                                                     248,233,000
                                 TOTAL INVESTMENTS -
                                 100.1%
                                  (AT AMORTIZED COST)(2)                                                         256,413,479
                                 OTHER ASSETS AND LIABILITIES - NET - (0.1)%                                      (225,428)
                                 TOTAL NET ASSETS - 100%                                                   $     256,188,051

================================================================================

        1 Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
        2  Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2005.


Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.





Item 2.           Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3.           Exhibits



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Cash Trust Series II

By                /S/ Richard J. Thomas
                      Richard J. Thomas, Principal Financial Officer
                                        (insert name and title)

Date              October 21, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                /S/ J. Christopher Donahue
                      J. Christopher Donahue, Principal Executive Officer


Date              October 21, 2005


By                /S/ Richard J. Thomas
                      Richard J. Thomas, Principal Financial Officer


Date              October 21, 2005